Litigation, regulatory and similar matters (Detail) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	$ 2,336
Provisions recognized upon merger of UBS AG and Credit Suisse AG	2,644
Increase in provisions recognized in the income statement	2,403
Release of provisions recognized in the income statement	(448)
Reclassifications	82
Provisions used in conformity with designated purpose	(2,103)
Foreign currency translation and other movements	(115)
Balance at the end of the year	4,799
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1,810
Provisions recognized upon merger of UBS AG and Credit Suisse AG	1,986
Increase in provisions recognized in the income statement	1,598
Release of provisions recognized in the income statement	(199)
Reclassifications	82
Provisions used in conformity with designated purpose	(1,580)
Foreign currency translation and other movements	(99)
Balance at the end of the year	3,598
Increase in IAS 37 provision related to the funding obligation	944
Total IAS 37 provision related to the funding obligation	1,421
Fair value of a derivative liability accounted for to recognise a funding obligation	1,421
Reclassification out of derivative liabilities to IAS 37 Provisions	92
Litigation, regulatory and similar matters | Global Wealth Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	1,220
Provisions recognized upon merger of UBS AG and Credit Suisse AG	14
Increase in provisions recognized in the income statement	174
Release of provisions recognized in the income statement	(18)
Reclassifications	3
Provisions used in conformity with designated purpose	(55)
Foreign currency translation and other movements	(69)
Balance at the end of the year	1,271
Litigation, regulatory and similar matters | Personal & Corporate Banking
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	156
Provisions recognized upon merger of UBS AG and Credit Suisse AG	1
Increase in provisions recognized in the income statement	1
Release of provisions recognized in the income statement	0
Reclassifications	0
Provisions used in conformity with designated purpose	0
Foreign currency translation and other movements	(10)
Balance at the end of the year	147
Litigation, regulatory and similar matters | Asset Management
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	12
Provisions recognized upon merger of UBS AG and Credit Suisse AG	2
Increase in provisions recognized in the income statement	7
Release of provisions recognized in the income statement	0
Reclassifications	0
Provisions used in conformity with designated purpose	(20)
Foreign currency translation and other movements	0
Balance at the end of the year	1
Litigation, regulatory and similar matters | Investment Bank
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	286
Provisions recognized upon merger of UBS AG and Credit Suisse AG	2
Increase in provisions recognized in the income statement	17
Release of provisions recognized in the income statement	(9)
Reclassifications	0
Provisions used in conformity with designated purpose	(20)
Foreign currency translation and other movements	(11)
Balance at the end of the year	266
Litigation, regulatory and similar matters | Non-core and Legacy
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	4
Provisions recognized upon merger of UBS AG and Credit Suisse AG	1,964
Increase in provisions recognized in the income statement	1,393
Release of provisions recognized in the income statement	(171)
Reclassifications	79
Provisions used in conformity with designated purpose	(1,481)
Foreign currency translation and other movements	(10)
Balance at the end of the year	1,779
Litigation, regulatory and similar matters | Group Items
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of the year	132
Provisions recognized upon merger of UBS AG and Credit Suisse AG	4
Increase in provisions recognized in the income statement	6
Release of provisions recognized in the income statement	(2)
Reclassifications	0
Provisions used in conformity with designated purpose	(4)
Foreign currency translation and other movements	0
Balance at the end of the year	$ 135